INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2025
Investment Commitments
INVESTMENT COMMITMENTS

NOTE 17: INVESTMENT COMMITMENTS

17.1 Development and evacuation projects in Vaca Muerta

Rincón de Aranda’s development

The Company focuses its investments in the development and exploitation of its unconventional oil and gas reserves in the Rincón de Aranda block in the Vaca Muerta formation. The development plan began in August 2024, with an active well drilling campaign and the construction of facilities and treatment plants. Investments are estimated to exceed US$ 1.5 billion, aiming to reach a production of 45 kbbl/day by the end of 2027.

On July 1, 2025, Pampa Energía —through its “Pampa Energía S.A. - Sucursal Dedicada Midstream RDA” Dedicated Branch, established on May 12, 2025 by the Company’s Board of Directors, submitted its application to opt into the RIGI to develop an oil and gas treatment plant at its Rincón de Aranda field. The project contemplates an estimated US$ 376 million investment, and its entry into operation is scheduled for 2026.

Transportation agreements

Pursuant to its equity interest in VMOS (see Note 5.1), the Company entered into a firm transportation agreement for 50,000 bpd, as well as storage and dispatch capacity through the project facilities (Allen–Punta Colorada section), which will enable the evacuation of incremental production from the Rincón de Aranda block.

The above evacuation capacity is supplemented by the firm transportation agreement entered into with Oldelval in 2022, providing 6,302 bpd of dispatch capacity on the Allen–Puerto Rosales pipeline section, effective through the end of the term of Oldelval’s transportation concession in 2037. Additionally, the Company entered into an agreement with Oiltanking Ebytem to increase dispatch capacity by 6,302 bpd and storage capacity by 37,789 barrels, exclusively for crude oil exports.

Lastly, in 2024, the Company entered into a firm transportation agreement with YPF S.A. for the Loma Campana-Allen pipeline section, providing transportation capacity of 6,302 bpd in Phase 1 and 56,608 bpd in Phase 2.

17.2 Investment commitment for the exploration and exploitation of hydrocarbons

As of the issuance of these Consolidated Financial Statements, the Company has committed investments until 2027 for an estimated total amount of US$ 43 million, including commitments associated with the participations detailed in Note 5.2.